Financial instruments - valuation - Hierarchy of liabilities (Details) - Recurring fair value measurement - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value of liabilities
Liabilities	£ 107,850	£ 130,578
Trading deposits
Fair value of liabilities
Liabilities	41,284	43,966
Debt securities in issue, trading
Fair value of liabilities
Liabilities	234	257
Short positions, trading
Fair value of liabilities
Liabilities	7,504	10,491
Interest rate
Fair value of liabilities
Liabilities	26,758	31,532
Foreign exchange
Fair value of liabilities
Liabilities	27,042	40,306
Other derivatives
Fair value of liabilities
Liabilities	174	244
Debt securities in issue
Fair value of liabilities
Liabilities	2,305	1,736
Other deposits
Fair value of liabilities
Liabilities	2,312	1,812
Financial liabilities, subordinated
Fair value of liabilities
Liabilities	237	234
Level 1
Fair value of liabilities
Liabilities	£ 6,172	£ 8,766
As a % of total value liabilities	6.00%	7.00%
Level 1 | Short positions, trading
Fair value of liabilities
Liabilities	£ 6,172	£ 8,766
Level 2
Fair value of liabilities
Liabilities	£ 101,369	£ 121,318
As a % of total value liabilities	94.00%	93.00%
Level 2 | Trading deposits
Fair value of liabilities
Liabilities	£ 41,284	£ 43,966
Level 2 | Debt securities in issue, trading
Fair value of liabilities
Liabilities	234	257
Level 2 | Short positions, trading
Fair value of liabilities
Liabilities	1,331	1,724
Level 2 | Interest rate
Fair value of liabilities
Liabilities	26,589	31,253
Level 2 | Foreign exchange
Fair value of liabilities
Liabilities	26,988	40,240
Level 2 | Other derivatives
Fair value of liabilities
Liabilities	119	124
Level 2 | Debt securities in issue
Fair value of liabilities
Liabilities	2,302	1,733
Level 2 | Other deposits
Fair value of liabilities
Liabilities	2,285	1,787
Level 2 | Financial liabilities, subordinated
Fair value of liabilities
Liabilities	237	234
Level 3
Fair value of liabilities
Liabilities	£ 309	£ 494	£ 691
As a % of total value liabilities	0.00%	0.00%
Level 3 | Short positions, trading
Fair value of liabilities
Liabilities	£ 1	£ 1
Level 3 | Interest rate
Fair value of liabilities
Liabilities	169	279
Level 3 | Foreign exchange
Fair value of liabilities
Liabilities	54	66
Level 3 | Other derivatives
Fair value of liabilities
Liabilities	55	120
Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	3	3
Level 3 | Other deposits
Fair value of liabilities
Liabilities	£ 27	£ 25